Cash and Bank Balances - Schedule of Fixed Deposits Pledged to Financial Institution (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Fixed Deposits Pledged to Financial Institution [Abstract]
Cash and bank balances	RM 17,533,568	$ 4,322,872	RM 23,723,687
Less: Fixed deposits pledged	(336,316)	(82,918)	(8,906,833)
Cash and cash equivalents per consolidated statements of cash flows	RM 17,197,252	$ 4,239,954	RM 14,816,854	$ 3,653,071	RM 28,352,048	RM 3,493,475